Share warrants - Schedule of Fair Value of Private Warrants Determined using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2021 ₨ / shares
Disclosure of reserves within equity [line items]
Share price | (per share)	₨ 606.96	$ 8.17	₨ 471
Volatility (%)			22.00%